Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.06	$ 0.06
Ordinary shares, authorized	25,000,000	25,000,000
Ordinary shares, issued	7,516,975	6,434,040
Ordinary shares, outstanding	7,516,975	6,434,040